BUSINESS COMBINATION (Details)		3 Months Ended	12 Months Ended
	Feb. 01, 2021 USD ($) shares	Mar. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2020 $ / shares
Business Acquisition [Line Items]
Election to receive amount of cash without interest. | $		$ 1,041,000,000
Aggregate percentage amount of Cash Electing Shares available to each holder		15.00%
Available cash consideration | $		$ 150,000,000
Common stock, par value | $ / shares		$ 10.00
Minimum percentage, shares held by sponsors		20.00%
Stock split		1
Percentage of sponsor lockup securities held by each holder		5.00%
Sponsor lockup securities held by each holder		50,000
Experiential entertainment | $			$ 1,000,000,000,000
PipeFinancing [Member]
Business Acquisition [Line Items]
Investment qualified expenses related to the cost of filing fees and government approval | $		$ 200,000,000
Private Placement Warrants
Business Acquisition [Line Items]
Number of shares subject to forfeiture	715,000
Class A common stock
Business Acquisition [Line Items]
Share issue price | $ / shares		$ 10.00
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001
Common shares, votes per share | Vote		1
Common Stock receive contingent right to receive Earnout Pro Rata Portion additional shares		15,000,000
Tangible assets | $		$ 5,000,001
Class A common stock | PipeInvestors [Member]
Business Acquisition [Line Items]
Shares subscriptions	25,000,000
Shares subscriptions purchase price amount | $	$ 250,000,000
Class B common stock
Business Acquisition [Line Items]
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001
Common shares, votes per share | Vote		20
Shares held by the Sponsor unvested and subject to forfeiture certain earnout conditions	900,000
Number of shares subject to forfeiture	850,000
Percentage of sponsor lockup securities held by each holder	5.00%
Sponsor lockup securities held by each holder	50,000